Expense Example {- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-11 - Fidelity Advisor® High Income Advantage Fund	Dec. 30, 2020 USD ($)
Fidelity Advisor High Income Advantage Fund-Class A
Expense Example:
1 year	$ 498
3 years	706
5 years	930
10 years	1,576
Fidelity Advisor High Income Advantage Fund-Class M
Expense Example:
1 year	498
3 years	706
5 years	930
10 years	1,576
Fidelity Advisor High Income Advantage Fund-Class C
Expense Example:
1 year	280
3 years	557
5 years	959
10 years	2,084
Fidelity Advisor High Income Advantage Fund - Class I
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810